SEGMENT DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT DISCLOSURE
Schedule of net operating income of reportable segments

The net operating income of our reportable segments for the years ended December 31, 2013, 2012 and 2011, is as follows (in thousands):

	Years Ended December 31
	2013	2012	2011
Office Properties
Revenues	$175,144	$172,583	$158,321

Property expenses:
Operating	67,906	66,230	63,964
General and administrative	1,078	1,122	683

Total property expenses	68,984	67,352	64,647

Segment net operating income—Office	106,160	105,231	93,674

Hotel Properties
Revenues	40,680	41,086	39,505

Property expenses:
Operating	28,825	25,951	25,111
General and administrative	250	184	142

Total property expenses	29,075	26,135	25,253

Segment net operating income—Hotel	11,605	14,951	14,252

Multifamily Properties
Revenues	19,989	18,844	15,467

Property expenses:
Operating	8,432	7,407	6,011
General and administrative	114	344	219

Total property expenses	8,546	7,751	6,230

Segment net operating income—Multifamily	11,443	11,093	9,237

Total segments' net operating income	$129,208	$131,275	$117,163

Schedule of reconciliation of segment net operating income to net income attributable to partners

A reconciliation of segment net operating income to net income attributable to partners for the years ended December 31, 2013, 2012 and 2011, is as follows (in thousands):

	Years Ended December 31
	2013	2012	2011
Total segments' net operating income	$129,208	$131,275	$117,163
Interest expense	(17,929)	(18,856)	(18,128)
General and administrative	(1,126)	(1,123)	(1,022)
Asset management fees to related party	(21,767)	(20,924)	(19,326)
Acquisition-related costs	(5,063)	(632)	(3,574)
Depreciation and amortization	(68,644)	(69,943)	(68,804)

Net income	14,679	19,797	6,309

Net income attributable to noncontrolling interests	(213)	(208)	(187)

Net income attributable to partners	$14,466	$19,589	$6,122

Schedule of reconciliation of condensed assets for each of the segments

       The condensed assets for each of the segments are as follows (in thousands):

	December 31
	2013	2012
Condensed assets:
Office properties	$1,481,757	$1,505,046
Hotel properties	174,263	178,356
Multifamily properties	173,985	175,361
Nonsegment assets	4,472	11,949

Total assets	$1,834,477	$1,870,712

Schedule of capital expenditures

        The condensed segments capital expenditures are as follows (in thousands):

	December 31
	2013	2012	2011
Capital expenditures(1):
Office properties	$20,523	$23,154	$49,228
Hotel properties	1,001	598	1,774
Multifamily properties	1,982	1,718	1,173

Total capital expenditures	$23,506	$25,470	$52,175

(1)
This table presents additions and improvements to real estate investments, excluding acquisitions.